Intangible Assets - Summary of Intangible Assets (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2020 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		$ 90,285
Additions-acquired separately	$ 48,373
Amortization expenses		(6,569)		$ (5,424)	$ (4,253)
Impairment losses		(29)	$ (1)	(9)	(9)
Ending balance		83,945	$ 3,026	90,285
Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		112,341		64,009	74,179
Additions-acquired separately		256		48,605	363
Disposal		(354)		(341)	(10,535)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				67
Others		2		1	2
Ending balance		112,245		112,341	64,009
Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(22,056)		(16,962)	(23,235)
Amortization expenses		(6,569)		(5,424)	(4,253)
Disposal		354		339	10,535
Impairment losses		(29)		(9)	(9)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0
Ending balance		(28,300)		(22,056)	(16,962)
Beginning balance, net		90,285		47,047	50,944
Ending balance, net		83,945		90,285	47,047
Mobile Broadband Concession [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		89,019
Ending balance		82,820		89,019
Mobile Broadband Concession [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		108,338		59,965	70,144
Additions-acquired separately		0		48,373	0
Disposal		0		0	(10,179)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0		0	0
Ending balance		108,338		108,338	59,965
Mobile Broadband Concession [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(19,319)		(14,293)	(20,632)
Amortization expenses		(6,199)		(5,026)	(3,840)
Disposal		0		0	10,179
Impairment losses		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0
Ending balance		(25,518)		(19,319)	(14,293)
Beginning balance, net		89,019		45,672	49,512
Ending balance, net		82,820		89,019	45,672
Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		788
Ending balance		673		788
Computer software [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		3,320		3,430	3,426
Additions-acquired separately		225		226	358
Disposal		(344)		(338)	(356)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				1
Others		2		1	2
Ending balance		3,203		3,320	3,430
Computer software [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(2,532)		(2,499)	(2,467)
Amortization expenses		(341)		(371)	(388)
Disposal		343		338	356
Impairment losses		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0
Ending balance		(2,530)		(2,532)	(2,499)
Beginning balance, net		788		931	959
Ending balance, net		673		788	931
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		246
Ending balance		217		246
Goodwill [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		291		236	236
Additions-acquired separately		0		0	0
Disposal		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				55
Others		0		0	0
Ending balance		291		291	236
Goodwill [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(45)		(36)	(27)
Amortization expenses		0		0	0
Disposal		0		0	0
Impairment losses		(29)		(9)	(9)
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0
Ending balance		(74)		(45)	(36)
Beginning balance, net		246		200	209
Ending balance, net		217		246	200
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		232
Ending balance		235		232
Others [Member] | Gross carrying amount [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		392		378	373
Additions-acquired separately		31		6	5
Disposal		(10)		(3)	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				11
Others		0		0	0
Ending balance		413		392	378
Others [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance		(160)		(134)	(109)
Amortization expenses		(29)		(27)	(25)
Disposal		11		1	0
Impairment losses		0		0	0
Effect of foreign exchange differences		0		0	0
Acquired by business combinations				0
Others		0
Ending balance		(178)		(160)	(134)
Beginning balance, net		232		244	264
Ending balance, net		$ 235		$ 232	$ 244